Related party transactions (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Related party transactions (Details) [Line Items]
Salaries and benefits	$ 2,280	$ 2,249
Personnel compensation amount	538	887
Other long term benefits	538
Other long-term employee benefits		887
Aircraft management fees	131	52
Lands total amount	$ 1,412	1,844
Warrants issued (in Shares)	4,000,000
Warrants transferred (in Shares)	4,000,000
Arab Wings Co [Member]
Related party transactions (Details) [Line Items]
Amount payable	$ 181	$ 37
Wasef Jabsheh [Member]
Related party transactions (Details) [Line Items]
Warrants transferred (in Shares)	4,000,000